Investment securities	6 Months Ended
Jun. 30, 2022
Investment securities
16 Investment securities
end of	2Q22	1Q22	4Q21
Investment securities (CHF million)
Debt securities available-for-sale	739	809	1,005
Total investment securities	739	809	1,005
Investment securities by type
	2Q22				4Q21
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Swiss federal, cantonal or local government entities	2	0	0	2	2	0	0	2
Corporate debt securities	849	0	112	737	1,011	0	8	1,003
Debt securities available-for-sale	851	0	112	739	1,013	0	8	1,005
Gross unrealized losses on debt securities and related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2Q22 (CHF million)
Corporate debt securities	625	100	89	12	714	112
Debt securities available-for-sale	625	100	89	12	714	112
4Q21 (CHF million)
Corporate debt securities	683	8	0	0	683	8
Debt securities available-for-sale	683	8	0	0	683	8
Unrealized losses on debt securities as of the end of 2Q22 relate to ten high-quality debt security positions held for liquidity purposes. Management determined that the unrealized losses on these debt securities were attributable to changes in market valuation driven by interest rate movements and not to credit-related factors. No impairment charges were recorded as the Group does not intend to sell these investments nor is it more likely than not that the Group will be required to sell these securities before the recovery of their amortized cost basis, which may be at maturity.
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	6M22	6M21
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	45	0
Realized losses	(6)	0
Amortized cost, fair value and average yield of debt securities
end of	Amortized cost	Fair value	Average yield (in %)
2Q22 (CHF million, except where indicated)
Due within 1 year	25	25	0.67
Due from 1 to 5 years	90	83	(0.02)
Due from 5 to 10 years	736	631	0.05
Debt securities available-for-sale	851	739	0.06
Allowance for credit losses on debt securities available-for-sale
A credit loss exists if there is a decline in fair value of the security below the amortized cost as a result of the non-collectability of the amounts due in accordance with the contractual terms.
An allowance for expected credit losses is recorded in the consolidated statement of operations in provision for credit losses and the non-credit-related losses are recorded in accumulated other comprehensive income (AOCI). Subsequent improvements in the estimated credit losses are immediately recorded in the consolidated statement of operations as a reduction in allowance and credit loss expense. A security is written-off if it is considered certain that there is no possibility of recovering the outstanding principal. As of the end of 2Q22 and 4Q21, the Group had no allowance for credit losses on debt securities available-for-sale.

Bank
Investment securities (old to delete)
15 Investment securities
end of	6M22	2021
Investment securities (CHF million)
Debt securities available-for-sale	737	1,003
Total investment securities	737	1,003
Investment securities by type
	6M22				2021
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Corporate debt securities	849	0	112	737	1,011	0	8	1,003
Debt securities available-for-sale	849	0	112	737	1,011	0	8	1,003
Gross unrealized losses on debt securities and related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
6M22 (CHF million)
Corporate debt securities	625	100	89	12	714	112
Debt securities available-for-sale	625	100	89	12	714	112
2021 (CHF million)
Corporate debt securities	683	8	0	0	683	8
Debt securities available-for-sale	683	8	0	0	683	8
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	6M22	6M21
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	45	0
Realized losses	(6)	0
Amortized cost, fair value and average yield of debt securities
end of 6M22	Amortized cost	Fair value	Average yield (in %)
Due within 1 year	23	23	0.43
Due from 1 to 5 years	90	83	(0.02)
Due from 5 to 10 years	736	631	0.05
Debt securities available-for-sale	849	737	0.05
Allowance for credit losses on debt securities available-for-sale
> Refer to “Note 16 – Investment securities” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q22 for further information on allowance for credit losses on debt securities available for sale.
As of the end of 6M22 and 6M21, the Bank had no allowance for credit losses on debt securities available-for-sale.